Morgan Stanley Europe Opportunity Fund, Inc.

Portfolio of Investments ▪ January 31, 2021 (unaudited)

NUMBER OF SHARES		VALUE

	Common Stocks (91.9%)
	Denmark (5.8%)
	Air Freight & Logistics
75,185	DSV Panalpina A/S	$11,730,760
	France (8.7%)
	Beverages
21,943	Pernod Ricard SA	4,135,421
	Software
23,996	Dassault Systemes SE	4,790,163
	Textiles, Apparel & Luxury Goods
8,637	Hermes International	8,812,645
	Total France	17,738,229
	Germany (11.7%)
	Internet & Direct Marketing Retail
144,931	HelloFresh SE (a)	12,238,298
	Textiles, Apparel & Luxury Goods
16,942	Adidas AG (a)	5,371,949
64,265	Puma SE (a)	6,288,541
		11,660,490
	Total Germany	23,898,788
	Italy (7.9%)
	Beverages
555,848	Davide Campari-Milano N.V.	5,974,443
	Textiles, Apparel & Luxury Goods
180,723	Moncler SpA (a)	10,184,132
	Total Italy	16,158,575
	Netherlands (12.8%)
	Information Technology Services
4,891	Adyen N.V. (a)	10,217,421
	Internet & Direct Marketing Retail
57,768	Just Eat Takeaway.com N.V. (a)	6,625,170
	Semiconductors & Semiconductor Equipment
17,053	ASML Holding N.V.	9,103,808
	Total Netherlands	25,946,399
	Sweden (6.2%)
	Biotechnology
131,425	Vitrolife AB (a)	3,473,478
	Hotels, Restaurants & Leisure
94,410	Evolution Gaming Group AB	9,187,314
	Total Sweden	12,660,792
	Switzerland (8.4%)
	Food Products
43	Chocoladefabriken Lindt & Spruengli AG (Registered)	4,000,415
	Health Care Equipment & Supplies
5,906	Straumann Holding AG (Registered)	6,546,380
	Marine
28,833	Kuehne & Nagel International AG (Registered)	6,561,119
	Total Switzerland	17,107,914
	United Kingdom (13.0%)
	Beverages
107,757	Diageo PLC	4,326,139
157,700	Fevertree Drinks PLC	5,260,183
		9,586,322

Morgan Stanley Europe Opportunity Fund, Inc.

Portfolio of Investments ▪ January 31, 2021 (unaudited) continued

	Biotechnology
245,348	Abcam PLC	5,563,521
	Interactive Media & Services
806,562	Rightmove PLC (a)	6,602,350
	Internet & Direct Marketing Retail
1,019,119	boohoo Group PLC (a)	4,711,347
	Total United Kingdom	26,463,540
	United States (17.4%)
	Entertainment
30,958	Spotify Technology SA (a)	9,751,770
	Information Technology Services
24,710	EPAM Systems, Inc. (a)	8,510,866
	Internet & Direct Marketing Retail
279,651	Farfetch Ltd., Class A (a)	17,125,827
	Total United States	35,388,463
	Total Common Stocks (Cost $113,904,446)	187,093,460

NUMBER OF SHARES (000)

	Short-Term Investment (8.0%)
	Investment Company
16,202	Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio - Institutional Class (b) (Cost $16,201,594)		16,201,594

	Total Investments (Cost $130,106,040) (c)(d)(e)	99.9%	203,295,054
	Other Assets in Excess of Liabilities	0.1	278,986
	Net Assets	100.0%	$203,574,040

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2021, advisory fees paid were reduced by $3,684 relating to the Fund's investment in the Liquidity Funds.
(c)	The fair value and percentage of net assets, $151,704,997 and 74.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2021, the Fund did not engage in any cross-trade transactions.
(e)	At January 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate total unrealized appreciation is $73,189,014.

Summary of Investments
INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet & Direct Marketing Retail	$40,700,642	20.0%
Textiles, Apparel & Luxury Goods	30,657,267	15.1
Beverages	19,696,186	9.7
Information Technology Services	18,728,287	9.2
Investment Company	16,201,594	8.0
Air Freight & Logistics	11,730,760	5.8
Entertainment	9,751,770	4.8
Hotels, Restaurants & Leisure	9,187,314	4.5
Semiconductors & Semiconductor Equipment	9,103,808	4.5
Biotechnology	9,036,999	4.4
Interactive Media & Services	6,602,350	3.2
Marine	6,561,119	3.2
Health Care Equipment & Supplies	6,546,380	3.2
Software	4,790,163	2.4
Food Products	4,000,415	2.0
	$203,295,054	100.0%

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Portfolio of Investments ▪ January 31, 2021 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Air Freight & Logistics	$—	$11,730,760	$—	$11,730,760
Beverages	—	19,696,186	—	19,696,186
Biotechnology	—	9,036,999	—	9,036,999
Entertainment	9,751,770	—	—	9,751,770
Food Products	—	4,000,415	—	4,000,415
Health Care Equipment & Supplies	—	6,546,380	—	6,546,380
Hotels, Restaurants & Leisure	—	9,187,314	—	9,187,314
Information Technology Services	8,510,866	10,217,421	—	18,728,287
Interactive Media & Services	—	6,602,350	—	6,602,350
Internet & Direct Marketing Retail	17,125,827	23,574,815	—	40,700,642
Marine	—	6,561,119	—	6,561,119
Semiconductors & Semiconductor Equipment	—	9,103,808	—	9,103,808
Software	—	4,790,163	—	4,790,163
Textiles, Apparel & Luxury Goods	—	30,657,267	—	30,657,267
Total Common Stocks	35,388,463	151,704,997	—	187,093,460
Short-Term Investment
Investment Company	16,201,594	—	—	16,201,594
Total Assets	$51,590,057	$151,704,997	$—	$203,295,054

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.